Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of intangible assets, net	In determining the useful life of an intangible asset, the Group considers the factors such as the expected use of the asset by the Group, and any legal, regulatory, or contractual provisions that may limit the useful life:

Category	Estimated useful life
Software	3 – 10 years
Distribution and licensing rights	3 – 10 years
Patent	3 – 10 years
Trademarks	10 years
Developed technology	10 years
Intangible assets, net consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Software	22,406	23,923
Distribution and licensing rights	25,248	34,176
Trademark	37	40
Patent	362	380
Developed technology (Refer to Note 3.(c))	18,874	19,851
Intangible assets	66,927	78,370
Less: accumulated amortization	(24,236)	(34,476)
Less: impairment	(487)	(3,513)
Intangible assets, net	42,204	40,381

Schedule of amortization expenses on intangible assets allocated to expense items
Amortization of intangible assets was allocated as follows:

	Year ended December 31,
	2023	2024	2025
	US$	US$	US$
Cost of revenues	1,127	6,682	3,515
Selling, general and administrative expenses	1,418	1,232	1,145
Research and development expenses	1,949	4,776	7,545
Total amortization expense	4,494	12,690	12,205

Schedule of finite-lived intangible assets, future amortization expense
Estimated amortization expenses relating to the existing intangible assets with finite lives for the next five years is as follows:

As of December 31,
US$
2026	11,139
2027	8,919
2028	6,601
2029	5,842
2030	3,484

Schedule of unrealized loss on investments
Impairment loss was allocated as follows:

	Year ended December 31,
	2023	2024	2025
	US$	US$	US$
Selling, general and administrative expenses	376	90	223
Research and development expenses[1]	40	—	3,068
Total impairment loss	416	90	3,291

[1] For the year ended December 31, 2025 the Company recognized US$3,068 of impairment losses related to developed technology due to weaker-than-expected operations, as the carrying amount was not recoverable based on the undiscounted cash flows. The fair value was estimated using discounted cash flows under the income approach classified in Level 3 of the fair value hierarchy. Significant unobservable inputs used in the fair value measurement include revenue growth rates, technology migration rates and discount rate, which were determined with the assistance of an independent valuation specialist.